Note 13 - Segment Information (Details Textual)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Number of Reportable Segments	2
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Non-US [Member]
Concentration Risk, Percentage	5.70%	6.70%	7.20%